Subsequent Events (Details) - USD ($)			12 Months Ended
	Mar. 31, 2024	Jan. 10, 2024	Dec. 31, 2023	Jan. 04, 2024
Subsequent Events [Line Items]
Face value of notes repurchased			$ 1,500,000
Cash payment			$ 933,000
Awarded fully-vested shares (in Shares)			200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Price per warrant (in Dollars per share)				$ 0.07
Outstanding warrants				$ 89,970
Repurchase of outstanding		$ 2,500,000
Exercise options	$ 7,500,000
Forecast [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Loan commitment	$ 15,000,000